Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income (loss) for the year	$ 28,884	$ (106,027)
Adjustments for:
Depreciation and depletion	216,121	188,837
Finance expense	60,201	40,352
Share of net loss of associates	17,465	6,178
Change in fair value of derivatives	(31,563)	53,834
Settlements of derivatives	33,651	(31,837)
Net gain on sale of partial interest and reclassification of investment in i-80 Gold Corp. (“i-80 Gold”)	(34,467)	0
Expected credit losses and write-offs	13,802	446
Unrealized foreign exchange loss	9,439	12,612
Net loss on disposals and write-downs of assets	328	12,232
Income tax (recovery) expense	(14,116)	7,620
Income taxes paid	(13,567)	(22,124)
Prepayments from gold sale contracts	225,000	0
Other	16,272	(17,830)
Operating cash flow before changes in non-cash working capital	527,450	144,293
Changes in non-cash working capital	(168,987)	(87,820)
Cash provided by (used in) operating activities	358,463	56,473
Investing activities
Expenditures on mineral properties, plant and equipment	(523,298)	(557,074)
Purchases of marketable securities	(8,927)	(7,421)
Proceeds from dispositions of marketable securities	53,359	92,021
Net proceeds from sale of partial interest in i-80 Gold	22,846	0
Investment in associate	0	(3,343)
Net proceeds on disposals of assets	0	53,245
Other	(6,654)	3,570
Cash provided by (used in) investing activities	(462,674)	(419,002)
Financing activities
Draw down on revolving credit facility	253,667	299,800
Proceeds from issuance of convertible notes	172,500	0
Repayment of loans and borrowings	(293,000)	(13,333)
Interest paid	(64,824)	(33,590)
Lease payments	(34,720)	(23,849)
Net proceeds from issuance of shares	40,769	7,219
Proceeds from exercise of warrants and stock options	3,465	11,488
Proceeds from other financing activities	23,131	9,600
Transaction costs and other	(8,490)	(3,024)
Cash provided by (used in) financing activities	92,498	254,311
Effect of foreign exchange on cash and cash equivalents	2,939	(1,086)
Decrease in cash and cash equivalents	(8,774)	(109,304)
Cash and cash equivalents – beginning of year	200,769	310,073
Cash and cash equivalents – end of year	$ 191,995	$ 200,769